Schedule of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of property, plant and equipment
Property and equipment		$ 12,140	$ 12,152
Less accumulated depreciation and amortization		(11,413)	(11,039)
Property and equipment, net	461	727	1,113
Machinery and equipment [Member]
Schedule of property, plant and equipment
Property and equipment		4,385	4,402
Furniture and fixtures [Member]
Schedule of property, plant and equipment
Property and equipment		1,138	1,138
Lab equipment [Member]
Schedule of property, plant and equipment
Property and equipment		2,138	2,138
Computer equipment and software [Member]
Schedule of property, plant and equipment
Property and equipment		2,640	2,635
Leasehold improvements [Member]
Schedule of property, plant and equipment
Property and equipment		$ 1,839	$ 1,839